Investment Portfolio	as of April 30, 2021 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 98.2%
Communication Services 11.7%
Entertainment 3.1%
Activision Blizzard, Inc.	62,500	5,699,375
Netflix, Inc.*	11,800	6,058,946
		11,758,321
Interactive Media & Services 7.1%
Alphabet, Inc. "A"*	9,805	23,076,068
MediaAlpha, Inc. "A"*	80,600	3,566,550
		26,642,618
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	42,200	5,575,886
Consumer Discretionary 15.5%
Hotels, Restaurants & Leisure 1.4%
Airbnb, Inc. "A"* (a)	5,550	958,541
McDonald's Corp.	18,200	4,296,656
		5,255,197
Internet & Direct Marketing Retail 7.7%
Amazon.com, Inc.*	7,327	25,405,786
Chewy, Inc. "A"* (a)	44,100	3,515,652
		28,921,438
Leisure Products 1.7%
YETI Holdings, Inc.*	72,069	6,156,134
Multiline Retail 1.3%
Dollar General Corp.	22,600	4,853,350
Specialty Retail 3.4%
CarMax, Inc.*	39,200	5,223,008
Home Depot, Inc.	23,700	7,670,979
		12,893,987
Consumer Staples 1.8%
Food & Staples Retailing
Costco Wholesale Corp.	18,400	6,846,456
Financials 4.9%
Capital Markets 1.9%
Intercontinental Exchange, Inc.	61,000	7,180,310
Insurance 3.0%
Oscar Health, Inc. "A"* (a)	28,700	652,351
Progressive Corp.	106,900	10,769,106
		11,421,457

Health Care 16.0%
Biotechnology 0.8%
Exact Sciences Corp.*	24,000	3,163,680
Health Care Equipment & Supplies 7.4%
agilon health, Inc.*	122,000	3,846,660
DexCom, Inc.*	20,000	7,722,000
Eargo, Inc.* (a)	36,600	2,094,984
Hologic, Inc.*	90,000	5,899,500
Intuitive Surgical, Inc.*	7,200	6,228,000
Quidel Corp.*	20,000	2,095,800
		27,886,944
Health Care Technology 0.8%
Certara, Inc.*	40,000	1,272,400
Schrodinger, Inc.*	22,000	1,677,280
		2,949,680
Life Sciences Tools & Services 4.9%
Berkeley Lights, Inc.*	23,400	1,149,174
PPD, Inc.*	82,800	3,825,360
Thermo Fisher Scientific, Inc.	28,500	13,401,555
		18,376,089
Pharmaceuticals 2.1%
Zoetis, Inc.	45,350	7,846,910
Industrials 6.8%
Building Products 0.7%
AZEK Co., Inc.*	53,600	2,587,808
Electrical Equipment 1.9%
AMETEK, Inc.	53,300	7,191,769
Industrial Conglomerates 1.5%
Roper Technologies, Inc.	13,000	5,803,720
Professional Services 2.0%
Clarivate PLC*	262,888	7,342,462
Road & Rail 0.7%
Norfolk Southern Corp.	9,700	2,708,628
Information Technology 38.1%
IT Services 8.1%
Fiserv, Inc.*	67,500	8,108,100
Globant SA*	32,500	7,448,350
Visa, Inc. "A" (a)	64,252	15,006,697
		30,563,147
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.*	60,000	4,897,200
Applied Materials, Inc.	54,100	7,179,611
NVIDIA Corp.	17,630	10,584,699
		22,661,510
Software 14.9%
Datadog, Inc. "A"*	17,500	1,500,975
DocuSign, Inc.*	15,200	3,388,688

Microsoft Corp.	137,125	34,580,183
salesforce.com, Inc.*	32,000	7,370,240
ServiceNow, Inc.*	18,000	9,114,660
		55,954,746
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	259,830	34,157,252
Materials 1.5%
Chemicals 0.9%
Ecolab, Inc.	15,600	3,496,272
Construction Materials 0.6%
Vulcan Materials Co.	12,000	2,138,880
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	9,695	6,987,768
Total Common Stocks (Cost $144,594,053)		369,322,419

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c) (Cost $8,082,879)	8,082,879	8,082,879

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $6,893,750)	6,893,750	6,893,750

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $159,570,682)	102.2	384,299,048
Other Assets and Liabilities, Net	(2.2)	(8,319,991)
Net Assets	100.0	375,979,057
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2021 are as follows:
Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
19,822,510	—	11,739,631 (d)	—	—	34,603	—	8,082,879	8,082,879
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.02% (b)
4,452,761	52,203,747	49,762,758	—	—	2,855	—	6,893,750	6,893,750
24,275,271	52,203,747	61,502,389	—	—	37,458	—	14,976,629	14,976,629
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2021 amounted to $7,793,738, which is 2.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$369,322,419	$—	$—	$369,322,419
Short-Term Investments (a)	14,976,629	—	—	14,976,629
Total	$384,299,048	$—	$—	$384,299,048
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH3
R-080548-1 (1/23)